Net loss per share	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss per share

Note 10. Net loss per share

Basic net loss per share is computed by dividing net loss by the weighted-average number of Common Stock actually outstanding during the period including contingent shares to be issued to Essentialis stockholders of 182,675 shares of common stock to be issued on the 1 year anniversary of the closing of the merger and 913,389 shares of common stock to be issued upon the achievement of a development milestone. Diluted net loss per share is computed by dividing net loss by the weighted-average number of Common Stock outstanding and dilutive potential Common Stock that would be issued upon the exercise of Common Stock warrants and options. For the three and nine months ended September 30, 2017 and 2016 the effect of issuing the potential Common Stock is anti-dilutive due to the net losses in those periods and the number of shares used to compute basic and diluted earnings per share are the same in each of those periods.

The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported (in Common Stock equivalent shares):

	As of September 30
	2017	2016
Series A Convertible preferred stock	—	—
Series B Convertible preferred stock	2,009,800	2,756,000
Warrants issued to 2010/2012 convertible note holders to purchase common stock	102,070	102,070
Options to purchase common stock	1,072,004	587,630
Warrants issued in 2009 to purchase common stock	1,851	1,851
Warrants issued to underwriter to purchase common stock	16,500	16,500
Series A Warrants to purchase common stock	485,121	485,121
Series C Warrants to purchase common stock	118,083	118,083
Series D Warrants to purchase common stock	586,162	586,162

Total	4,391,591	4,653,417

Note 10. Net loss per share

Basic net loss per share is computed by dividing net loss by the weighted-average number of Common Stock actually outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted-average number of Common Stock outstanding and dilutive potential Common Stock that would be issued upon the exercise of Common Stock warrants and options. For the year ended December 31, 2016 and 2015, the effect of issuing the potential common stock is anti-dilutive due to the net losses in those periods and the number of shares used to compute basic and diluted earnings per share are the same in each of those periods.

The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported (in Common Stock equivalent shares):

	As of December 31,
	2016	2015
Convertible preferred stock	2,556,000	492,432
Warrants issued to 2010/2012 convertible note holders to purchase common stock	96,029	96,029
Options to purchase common stock	581,686	371,767
Warrants issued in 2009 to purchase common stock	1,851	1,851
Warrants issued to underwriter to purchase common stock	16,500	16,500
Series A warrants to purchase common stock	485,121	485,121
Series B warrants to purchase common stock	—	23,316
Series C warrants to purchase common stock	118,083	118,083
Series D warrants to purchase common stock	586,162	256,064